Stock-Based Compensation (Tables)	12 Months Ended
May 31, 2017
Stock-Based Compensation Expense Included in Consolidated Statements of Income

The following table represents total stock-based compensation expense included in our Consolidated Statements of Income:

Year Ended May 31,	2017	2016	2015
(In thousands)
Selling, general and administrative expense	$32,541	$31,287	$31,741
Income tax (benefit)	(10,159)	(9,184)	(10,027)
Total stock-based compensation cost	$22,382	$22,103	$21,714

Summary of Weighted-Average Assumptions Related to SARs Grants

The following is a summary of our weighted-average assumptions related to SARs grants made during the last three fiscal years:

Year Ended May 31,	2017	2016	2015
Risk-free interest rate	1.5%	2.2%	2.3%
Expected life of option	7.0 yrs	7.0 yrs	7.5 yrs
Expected dividend yield	2.2%	2.2%	2.2%
Expected volatility rate	25.7%	25.6%	25.7%

Summary of Option and Share-Based Payment Activity

The following table summarizes option and share-based payment activity (including SARs) under these plans during the fiscal year ended May 31, 2017:

	2017
Share-Based Payments	Weighted Average Exercise Price	Number of Shares Under Option
(Shares in thousands)
Balance at June 1, 2016	$31.88	3,213
Options granted	50.99	600
Options exercised	19.21	(758)
Balance at May 31, 2017	38.77	3,055
Exercisable at May 31, 2017	$31.38	1,615

SARs	2017	2016	2015
(In millions, except per share amounts)
Weighted-average grant-date fair value per SAR	$10.90	$10.73	$10.63
Intrinsic value of options exercised	$26.5	$22.3	$7.5
Tax benefit from options exercised	$9.7	$8.1	$2.5
Fair value of SARS vested	$4.6	$4.0	$3.3

Directors Equity Incentive Plan 2003
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table summarizes the share-based activity under the 2003 Plan during fiscal 2017:

	Weighted-Average
	Grant-Date
	Fair Value	2017
(Shares in thousands)
Balance at June 1, 2016	$41.51	86
Shares granted to Directors	50.61	24
Shares vested	39.23	(40)
Balance at May 31, 2017	$45.92	70

2007 Plan and 2014 Omnibus Plan
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table sets forth such awards for the year ended May 31, 2017:

	Weighted-Average
	Grant-Date
	Fair Value	2017
(Shares in thousands)
Balance at June 1, 2016	$23.27	793
Shares granted	50.99	48
Shares exercised	21.06	(39)
Balance at May 31, 2017	$25.04	802

Performance Earned Restricted Stock Awards
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table summarizes the share-based performance-earned restricted stock (“PERS”) activity during the fiscal year ended May 31, 2017:

	Weighted-Average
	Grant-Date
	Fair Value	2017
(Shares in thousands)
Balance at June 1, 2016	$41.80	1,417
Shares granted	50.84	486
Shares forfeited	43.51	(13)
Shares vested	35.48	(476)
Balance at May 31, 2017	$47.02	1,414

Nonvested Shares
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table summarizes the activity for all nonvested restricted shares during the year ended May 31, 2017:

	Weighted-Average
	Grant-Date Fair	Number of
(Shares in thousands)	Value	Shares
Balance at June 1, 2016	$39.07	2,356
Granted	50.84	558
Vested	33.75	(602)
Forfeited	43.51	(12)
Balance at May 31, 2017	$43.32	2,300